Bank Owned Life Insurance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments, All Other Investments [Abstract]
Payments to Acquire Life Insurance Policies	$ 5,000,000
Bank Owned Life Insurance	16,573,045	$ 11,150,045
Life Insurance, Corporate or Bank Owned, Change in Value	423,000	$ 300,000	$ 339,000
BOLI death benefits	$ 0